Commitments and Contigencies	6 Months Ended
Jun. 30, 2019
Disclosure of commitments and contingencies [abstract]
Commitments and Contigencies

18. COMMITMENTS AND CONTINGENCIES

(i)	Capital commitments

As at 30 June 2019, the Group had the following capital commitments, principally for the construction of property, plant and equipment:

	30 June 2019 (Unaudited)	31 December 2018 (Audited)
Contracted, but not provided for*	67,360	55,538

*

The capital commitments contracted, but not provided for include the estimated payments to the Ministry of Natural Resources of the PRC for the next five years with respect to the Group’s exploration and production licenses.

The above table includes a commitment of approximately RMB11,150 million (31 December 2018: RMB10,309 million) contracted with the CNOOC Group.

Capital commitments of a joint venture:

	30 June 2019 (Unaudited)	31 December 2018 (Audited)
Contracted, but not provided for	1,261	590

As at 30 June 2019, the Group had unutilised banking facilities amounting to approximately RMB50,742 million (31 December 2018: RMB55,289 million).

(ii)	Contingencies

As a Chinese Resident Enterprise, the Company may be liable to pay taxes on the deemed interest income for the funding provided to its overseas subsidiaries starting from 1 January 2008. The Company has prepared contemporaneous documentation in accordance with applicable PRC tax laws and regulations and is currently awaiting confirmation from its in-charge tax authority.

The Group is subject to tax in numerous jurisdictions around the world. There are audits in progress and items under review. Difference in positions taken by taxation authorities over the interpretation and application of tax laws and regulations may increase the Group’s tax liability. Management of the Company has assessed the possible future outcome of matters that are currently under dispute and believes that an adequate provision for future tax liability has been included in the interim condensed consolidated financial statements based on available information.

In addition to the matters mentioned above, the Group is dealing with a number of lawsuits and arbitrations that arise in the ordinary course of business. While the results of these legal proceedings cannot be ascertained at this stage, Management of the Company believes these proceedings are not expected to have a material effect on the interim condensed consolidated financial statements.